Investments - Summary of Financial Assets Excluding Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total	€ 76,020	€ 73,865
Fair value	65,375	63,638
Financial Assets Excluding Derivatives Measurement Category [Member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	54,677	50,354
FVOCI (no recycling)	39	10
Amortized cost	10,645	10,227
Financial assets measured at FVPL – designated	2,356	2,526
Financial assets measured at FVPL – mandatory	7,661	9,386
Total	75,377	72,504
Fair value	74,159	71,372
Financial Assets Excluding Derivatives Measurement Category [Member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	217,824	193,390
Financial Assets Excluding Derivatives Measurement Category [Member] | Shares [member]
Disclosure of financial assets [line items]
FVOCI (no recycling)	39	10
Financial assets measured at FVPL – mandatory	279	291
Total	317	300
Fair value	317	300
Financial Assets Excluding Derivatives Measurement Category [Member] | Shares [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	15,198	16,191
Financial Assets Excluding Derivatives Measurement Category [Member] | Debt securities [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	52,211	47,191
Amortized cost	36	52
Financial assets measured at FVPL – designated	1,400	1,538
Financial assets measured at FVPL – mandatory	985	858
Total	54,632	49,639
Fair value	54,632	49,639
Financial Assets Excluding Derivatives Measurement Category [Member] | Debt securities [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	6,259	6,172
Financial Assets Excluding Derivatives Measurement Category [Member] | Money market and other short-term investments [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	2,435	3,135
Financial assets measured at FVPL – designated	157	215
Financial assets measured at FVPL – mandatory	1,939	3,999
Total	4,531	7,349
Fair value	4,531	7,349
Financial Assets Excluding Derivatives Measurement Category [Member] | Money market and other short-term investments [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	1,541	1,346
Financial Assets Excluding Derivatives Measurement Category [Member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Amortized cost	11	18
Total	11	18
Fair value	11	18
Financial Assets Excluding Derivatives Measurement Category [Member] | Deposits with financial institutions [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	2,052	2,271
Financial Assets Excluding Derivatives Measurement Category [Member] | Unconsolidated Investment Funds [member] | Investments For Risk Of Policy Holders [member]
Disclosure of financial assets [line items]
Total	192,775	167,411
Financial Assets Excluding Derivatives Measurement Category [Member] | Loans [member]
Disclosure of financial assets [line items]
Amortized cost	10,598	10,157
Financial assets measured at FVPL – designated	82
Total	10,680	10,157
Fair value	9,462	9,026
Financial Assets Excluding Derivatives Measurement Category [Member] | Other [member]
Disclosure of financial assets [line items]
FVOCI (With recycling)	31	29
Financial assets measured at FVPL – designated	718	773
Financial assets measured at FVPL – mandatory	4,458	4,239
Total	5,207	5,040
Fair value	€ 5,207	€ 5,040